9. LOANS PAYABLE: Schedule of Derivative financial liabilities (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
GG Mars Capital, Inc. note
Derivative liability	$ 131,535	$ 248,189
Star Financial Corporation note
Derivative liability	212,545	348,710
Jennings Family Investments, Inc. note
Derivative liability	1,026,369	980,272
LoneStella, LLC note
Derivative liability	587	134,889
GG Mars Capital, Inc. debenture
Derivative liability	62,156	58,969
Nancy Cowden note
Derivative liability	65,159	270,095
Othership note
Derivative liability	24,430	0
Derivative liability	$ 1,469,648	$ 2,041,134